INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income (loss) before taxes
	Year ended December 31,
	2024	2023	2022

Domestic	$5,873	$127,535	$106,332
Foreign	9,609	7,706	5,586

Total	$15,482	$135,241	$111,918

Schedule of income taxes
	Year ended December 31,
	2024	2023	2022

Current taxes	$5,905	$21,623	$16,758
Deferred tax benefit	(2,151)	(734)	(1,525)
Taxes in respect of previous years	(886)	(611)	(794)

Total	$2,868	$20,278	$14,439

Schedule of income taxes by jurisdiction
	Year ended December 31,
	2024	2023	2022

Domestic	$1,058	$19,466	$14,378
Foreign	1,810	812	61

Total	$2,868	$20,278	$14,439

Domestic:
Current taxes	$4,205	$21,106	$15,938
Deferred tax benefit	(2,394)	(1,594)	(860)
Taxes in respect of previous years	(753)	(46)	(700)

Total - Domestic	$1,058	$19,466	$14,378

Foreign:
Current taxes	$1,700	$517	$820
Deferred tax expense (benefit)	243	860	(665)
Taxes in respect of previous years	(133)	(565)	(94)

Total - Foreign	$1,810	$812	$61

Total income tax expense	$2,868	$20,278	$14,439

Schedule of deferred tax assets (liabilities)
	December 31,
	2024	2023
Deferred tax assets:
Net operating loss and other losses carry forwards	$10,029	$6,077
Research and development	3,504	3,345
Share-based compensation	3,061	2,125
Lease liabilities	3,273	1,514
Other temporary differences mainly relating to reserve and allowances	1,047	1,142
Deferred tax assets, before valuation allowance	$20,914	$14,203

Valuation allowance	$(3,676)	(2,119)
Deferred tax liability:
Right of use assets	$(2,835)	$(1,261)
Intangible assets	(5,886)	(6,643)
Deferred tax liability, before valuation allowance	$(8,721)	$(7,904)

Total deferred tax assets, net	$8,517	$4,180

Domestic:
Long term deferred tax asset, net	$3,122	$722
	$3,122	$722
Foreign:
Long term deferred tax asset, net	$5,395	$3,458
	$5,395	$3,458

Total deferred tax asset, net	$8,517	$4,180

Schedule of the reconciliation of the effective tax rate
	Year ended December 31,
	2024	2023	2022

Income before taxes on income	$15,482	$135,241	$111,918
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Theoretical tax expense	$3,561	$31,105	$25,741

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(2,415)	(15,753)	(11,255)
Non-deductible expenses	1,395	928	(2,306)
Tax adjustment in respect of different tax rate of foreign subsidiaries	741	407	313
Deferred taxes related to prior years	27	667	(55)
Previous years taxes	1,291	42	(136)
Change in valuation allowance	(319)	(340)	(185)
Change in unrecognized tax benefits	(1,422)	3,319	2,480
Other	9	(97)	(158)

Taxes on income	$2,868	$20,278	$14,439

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.05	$0.33	$0.25
Diluted	$0.05	$0.31	$0.23

Schedule of unrecognized tax benefits
	December 31,
	2024	2023

Balance at the beginning of the year	$12,722	$9,400
Decrease related to prior year tax positions, net	(3,652)	(755)
Increase related to current year tax positions, net	725	4,077

Balance at the end of the year	$9,795	$12,722